Annual Total Returns - Class C	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allspring Spectrum Aggressive Growth Fund (Classes A, C, Administrator & Institutional)
Prospectus [Line Items]
Annual Return [Percent]	15.42%	18.33%	(19.89%)	19.14%	22.21%	23.49%	(10.29%)	23.16%	6.40%	(1.30%)
Allspring Spectrum Conservative Growth Fund (Classes A, C & Institutional)
Prospectus [Line Items]
Annual Return [Percent]	6.59%	9.45%	(15.07%)	7.67%	12.27%	13.72%	(5.67%)	10.42%	4.82%	(1.46%)
Allspring Spectrum Growth Fund (Classes A, C & Institutional)
Prospectus [Line Items]
Annual Return [Percent]	10.58%	13.82%	(17.37%)	14.35%	16.63%	20.27%	(8.72%)	18.82%	6.48%	(1.57%)
Allspring Spectrum Income Allocation Fund (Classes A, C & Institutional)
Prospectus [Line Items]
Annual Return [Percent]	3.29%	5.96%	(13.64%)	2.64%	8.75%	10.72%	(4.35%)	6.27%	3.48%	(1.81%)
Allspring Spectrum Moderate Growth Fund (Classes A, C & Institutional)
Prospectus [Line Items]
Annual Return [Percent]	9.14%	12.05%	(16.38%)	11.68%	14.88%	16.98%	(7.24%)	14.80%	5.94%	(1.54%)